Note 6 - Allowance for Loan Losses and Credit Quality Information - Classified and Unclassified Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans receivable	$ 662,000	$ 653,791
Classified [Member]
Loans receivable	42,709	39,365
Classified [Member] | Special Mention [Member]
Loans receivable	25,179	20,026
Classified [Member] | Substandard [Member]
Loans receivable	17,403	19,160
Classified [Member] | Doubtful [Member]
Loans receivable	77	161
Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	50	18
Unclassified [Member]
Loans receivable	619,291	614,426
Residential Portfolio Segment [Member]
Loans receivable	163,322	135,023
Residential Portfolio Segment [Member] | Classified [Member]
Loans receivable	1,257	4,093
Residential Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	410	1,219
Residential Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	791	2,845
Residential Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	56	29
Residential Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	0	0
Residential Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	162,065	130,930
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	396,868	380,704
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	209,666	202,400
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	187,202	178,304
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Real Estate Loan [Member]
Loans receivable	20,765	11,548
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Commercial Real Estate Other [Member]
Loans receivable	16,395	18,524
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Real Estate Loan [Member]
Loans receivable	16,012	8,065
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Commercial Real Estate Other [Member]
Loans receivable	6,824	8,774
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Real Estate Loan [Member]
Loans receivable	4,753	3,483
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Commercial Real Estate Other [Member]
Loans receivable	9,571	9,750
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Real Estate Loan [Member]
Loans receivable	188,901	190,852
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Commercial Real Estate Other [Member]
Loans receivable	170,807	159,780
Consumer Portfolio Segment [Member]
Loans receivable	41,645	55,391
Consumer Portfolio Segment [Member] | Classified [Member]
Loans receivable	546	750
Consumer Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	0	0
Consumer Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	475	600
Consumer Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	21	132
Consumer Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	50	18
Consumer Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	41,099	54,641
Commercial Portfolio Segment [Member]
Loans receivable	60,165	82,673
Commercial Portfolio Segment [Member] | Classified [Member]
Loans receivable	3,746	4,450
Commercial Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	1,933	1,968
Commercial Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	1,813	2,482
Commercial Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	$ 56,419	$ 78,223